General (Details Narrative) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Losses from operations	$ 116,000		$ 112,000
Cash flows from operating activities	3,744	$ 6,144	11,130	$ 15,386	$ 23,611
Cash, cash equivalents, and short-term deposits	$ 6,700		$ 10,400